Segment Reporting	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Segment reporting
5.
Segment reporting

The Group operates as a single operating segment, “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”) which is the group’s executive team represented by executive officers and directors. The Group has determined that its Executive Team is the chief operating decision maker as they determine the allocation of resources and assess performance.

The Executive Team evaluates the Group’s financial information and resources, and assesses the financial performance of these resources based on consolidated Revenue, Adjusted EBITDA and Adjusted EBITDA margin as further described below.

Adjusted EBITDA and Adjusted EBITDA Margin

The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the applicable reporting period before depreciation of PP&E, amortization of right-of-use assets and intangible assets. It also excludes adjustments applied to subsidiaries operating hyperinflationary environments, other operating losses, impairment gain/loss on financial assets, other non-recurring costs and share-based payment non-cash charges. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by Revenue.

The Group reconciles its Adjusted EBITDA and Adjusted EBITDA Margin to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2024	December 31, 2023	December 31, 2022
Profit for the year (i)		120,469	149,086	108,697
Income tax expense	12	30,550	29,428	11,586
Inflation adjustment	11	6,655	12,537	1,037
Finance income	11	(66,875)	(128,228)	(18,078)
Finance costs	11	49,701	116,834	24,668
Other operating loss		5,257	—	697
Impairment (gain) / loss on financial assets (ii)	16, 17	440	(3,136)	5,534
Depreciation and amortization	10	17,177	12,225	8,147
Secondary offering expenses (iii)		—	—	89
Other non-recurring costs (iv)		1,571	1,663	2,014
Share-based payment non-cash charges, net of forfeitures	13	23,780	11,922	8,684
Adjusted EBITDA		188,725	202,331	153,075

Revenues	6	745,974	650,351	418,925
Adjusted EBITDA		188,725	202,331	153,075
Adjusted EBITDA Margin		25.3%	31.1%	36.5%
Profit Margin		16.1%	22.9%	25.9%

(i)
Includes a net gain related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 22 Derivative financial instruments.
(ii)
Related to USD 3.4 million in 2023 corresponds to a recovery on deposits in FTX Trading Ltd. as compared to a provision of USD5.6 million in 2022 for expected loss of amounts on deposit in FTX Trading Ltd.
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Other non-recurring costs consist of costs not directly associated with our core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2023 and 2024.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet. Disaggregated information is only reviewed at the revenue level with no corresponding detail at any margin or profitability levels.

As required by IFRS 8: Operating Segments, below are presented applicable entity-wide disclosures related to dLocal’s revenues.

Disaggregated Revenue by region

The Group derives its revenues from delivering services to international merchants (mainly in the United States, Europe, and China), enabling them to receive payments and facilitate payments in emerging markets. The Group has operations in more than 40 countries, where its merchant customers operate.

The following table presents the Group’s revenue by region based on the country in which the end users of our merchant customers executed their payments. This presentation does not imply that revenue is generated, sourced, or subject to taxation in the respective country. Revenue recognition is based on IFRS principles and reflects the contractual relationships between the Group, its merchants, and its operating companies. For financial reporting purposes, regions are disclosed separately only if payments from/to merchant customers in a given region represented at least 10% of Total Revenues during the preceding four quarters.

	2024	2023	2022
LatAm	562,183	492,681	345,360
Brazil	151,959	158,997	84,025
Argentina	85,454	75,128	77,577
Mexico	149,249	116,835	68,000
Chile	51,166	55,666	52,464
Other countries	124,355	86,055	63,294
Non-LatAm	183,791	157,670	73,565
Nigeria	13,310	83,969	33,805
Egypt	93,951	36,662	6,979
Other countries	76,530	37,039	32,781
Total	745,974	650,351	418,925

During the years ended December 31, 2024, 2023 and 2022, the Group had no revenues from customers domiciled in the Cayman Islands. The Group’s revenues are derived from payment processing services provided to merchants, regardless of the geographic location of their customers. As previously stated, dLocal does not engage with or provide services directly to the end-users of its merchants.

Revenue with large customers

During the year ended December 31, 2024, the Group’s revenue from its top 10 merchants represented 62% of its total revenue (60% and 50% of revenue in the years ended December 31, 2023 and 2022, respectively). In 2024 two merchants (one in 2023 and none in 2022) individually accounted for more than 10% of the Group’s total revenue.

Non-current assets by country

The Company does not have any non-current assets located in the Cayman Islands.
Material non-current assets are the Intangible Assets described in Note 20 to these Consolidated Financial Statements and are located in Malta.